UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05652

BNY Mellon Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/20

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Municipal Income, Inc.

SEMIANNUAL REPORT March 31, 2020

BNY Mellon Municipal Income, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Municipal Income, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Municipal Income, Inc., covering the six-month period from October 1, 2019 through March 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last several months of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Despite periodic investor concern regarding trade relations with China and global growth rates, the rally continued through the end of the calendar year, supported in part by a December announcement from President Trump that the first phase of a trade deal with China was in process. However, the positive outlook was short-lived, as concerns over the spread of the coronavirus roiled markets the first several months of 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. Many indices, particularly in the U.S., reported historically low returns for the first quarter of 2020.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. The Fed cut the target overnight lending rate by 25 basis points in October 2019 in an effort to support the U.S. economy. Rates across much of the Treasury curve increased during the month of November, and the long end of the curve rose in December as investors anticipated improvements in global economic growth during the coming year. However, concerns regarding COVID-19 and the resulting economic impact caused yields throughout the intermediate- and long-dated portions of the curve to fall during January and February of 2020. In March, the Fed cut rates twice, resulting in an overnight lending target-rate of nearly zero at the end of the period.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19. However, we are confident that once the economic effects have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
April 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2019 through March 31, 2020, as provided by Daniel Rabasco and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2020, BNY Mellon Municipal Income, Inc. produced a total return of -4.18% on a net-asset-value basis and -9.99% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $0.21 per share, which reflects a distribution rate of 5.11%.2

Municipal bonds declined during the reporting period, due largely to the market turmoil resulting from COVID-19 pandemic. The municipal bond market rallied through much of the period, supported by strong demand and interest rate cuts by the Federal Reserve (the “Fed”). But the emergence of the COVID-19 crisis resulted in a flight to safety that hurt municipal market performance.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of the value of its net assets in municipal obligations and invests in municipal obligations which, at the time of purchase, are rated investment grade or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. in the case of bonds, and rated in the two highest rating categories or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. in the case of short-term obligations having, or deemed to have, maturities of less than one year.

To this end, we have constructed a portfolio based on identifying income opportunities through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity and early redemption features. Over time, many of the fund’s relatively higher-yielding bonds mature or are redeemed by their issuers, and we generally attempt to replace those bonds with investments consistent with the fund’s investment policies, albeit with yields that reflect the then-current interest-rate environment. When making new investments, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We use fundamental analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

COVID-19 Concerns and Supply-Demand Factors Drove Municipal Bonds

Through most of the reporting period, the municipal bond market experienced strong demand against a backdrop of moderating economic growth and mundane inflation prospects. Demand was driven especially by investors in states with high income-tax rates. Many of these investors moved into municipal bonds as a way to reduce their federal income taxes, which rose as a result of the cap on the federal deductibility of state and local taxes in the Tax Cuts and Jobs Act of 2017.

Actions by the Fed early in the period, including two rate cuts, also helped performance in the municipal bond market. This contributed to a decline in yields across the municipal bond

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

yield curve, though investors largely favored longer-term issues, causing the municipal bond yield curve to flatten.

Supply increased somewhat during the reporting period, as low interest rates led issuers to seek to capture favorable financing. New issuance may have been inhibited by the absence of advance refunding, which was eliminated by the Tax Cuts and Jobs Act of 2017.

The municipal bond market continued to perform well early in 2020 until the emergence of the COVID-19 crisis, which resulted in turmoil and hindered returns, particularly in March. A conflict between Russia and Saudi Arabia over oil prices also contributed to economic deterioration and uncertainty, leading to a flight to quality.

Actions by the Fed, including two emergency rate cuts in March 2020, provided some support to the municipal bond market, but technical supply and demand factors became the predominant driver. Though the municipal bond market often benefits from economic uncertainty, in this environment that was not the case. Fears of widespread economic damage due to the COVID-19 caused investors to shift out of the municipal bond market, resulting in large outflows from municipal bond mutual funds. In a normal market, broker-dealers would step in to buy municipal bonds. But a decline in the municipal bond market, combined with a rally in the Treasury market, prevented them from hedging their municipal bond purchases by shorting Treasuries, as they normally do.

In addition, the municipal bond market was hurt by the inability of large investors to capitalize on the volatility. As municipal bond yields rose, insurance companies and other large investors were expected to step in, but since there was also a lack of liquidity in corporate bonds, which normally would have financed their municipal bond purchases, these investors were hindered in their ability to act. As a result, the municipal market yield spreads rose significantly, especially among high yield and lower-rated investment grade bonds, weakening performance.

Fundamentals in the municipal bond market were quite healthy heading into the crises exhibiting strong fiscal balances and “rainy day” funds.

Asset Allocation and Leverage Hampered Fund Results

The fund’s performance was hindered during the reporting period by its overweight position in revenue bonds and an underweight position in general obligation bonds. Security selection was unfavorable as well, as positions in Illinois and Chicago general obligation bonds underperformed. In addition, positions in the health care, airport and tobacco sectors were detrimental. The fund’s tender option bond positions, also hindered performance as the funding costs associated with this leverage skyrocketed. Additionally, the fund hedged the added duration of the tender option bonds by shorting long-term Treasuries; however, this hedge against rising interest rates became untenable as rates on long-term Treasury securities actually declined.

On a more positive note, the fund’s performance was assisted by its yield curve positioning. Two-year and five-year bonds, in particular, performed well, and the fund’s longer duration proved advantageous for the earlier portion of the period.

A Constructive Investment Posture

Despite the recent turmoil and the continuing economic uncertainty, we remain, on a whole, constructive on the medium to long term prospects of the market. Although defaults and credit downgrades are likely, the economy will be supported by the COVID-19 Aid, Relief, and Economic Security (CARES) Act, and programs recently announced by the Fed, including direct lending to municipalities, should support the municipal bond market. The fund increased its income generation prospects by executing bond swaps out of lower book yielding issues into those offering higher yields as a result of the market dislocation characterized by spread widening.

April 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.0%
Collateralized Municipal-Backed Securities - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048 (cost $1,510,890)	3.15	1/15/2036	1,500,000	[a]	1,729,380

Long-Term Municipal Investments - 161.5%
Alabama - 4.6%
Jefferson County, Revenue Bonds, Refunding, Ser. F	0/7.75	10/1/2046	4,000,000	[b]	3,755,520
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	2,500,000		2,940,200
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	1,500,000		1,739,865
				8,435,585
Arizona - 3.8%
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,637,565
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2046	1,500,000	[a]	1,591,080
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2036	1,000,000	[a]	1,077,410
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000		2,582,711
				6,888,766
California - 15.1%
California, GO	6.00	3/1/2033	1,250,000		1,251,550
Santa Ana Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Merged Project Area) Ser. A	6.75	3/1/2021	3,000,000	[c]	3,156,510
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2048	1,000,000		1,051,590

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 161.5% (continued)
California - 15.1% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0371), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.25	2.05	5/15/2029	10,000,000	[a,d,e]	10,044,700
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	1.18	5/15/2038	4,000,000	[a,d,e]	4,319,070
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	1.18	5/15/2036	3,750,000	[a,d,e]	4,123,869
Tender Option Bond Trust Receipts (Series 2019-XF2838), (San Francisco California City & County Airports Community International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 4.00	-2.84	5/1/2050	3,250,000	[a,d,e]	3,429,708
					27,376,997
Colorado - 8.0%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,680,000		1,806,118
Colorado High Performance Transportation Enterprise, Revenue Bonds	5.00	12/31/2051	1,500,000		1,527,135
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.25	9/1/2025	1,000,000		1,014,860
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.38	9/1/2026	1,000,000		1,014,980
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	0.58	3/1/2038	2,550,000	[a,d,e]	2,735,464

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 161.5% (continued)
Colorado - 8.0% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	0.82	11/15/2043	3,997,093	[a,d,e]	4,416,653
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate (%) 4.00	0.01	8/1/2044	1,645,000	[a,d,e]	1,978,913
					14,494,123
Connecticut - 1.6%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	2,500,000		2,841,600
District of Columbia - 4.2%
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	0.81	12/1/2035	6,997,490	[a,d,e]	7,619,737
Florida - 8.5%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,500,000		1,535,790
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2043	1,000,000		1,085,080
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	1,500,000		1,581,450
Halifax Hospital Medical Center, Revenue Bonds, Refunding	4.00	6/1/2041	1,000,000		1,034,290
Mid-Bay Bridge Authority, Revenue Bonds, Ser. A	7.25	10/1/2021	1,500,000	[c]	1,627,230
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,000,000		889,130
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Presbyterian Retirement Communities Obligated Group Project) Ser. A	5.88	8/1/2020	2,000,000	[c]	2,029,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 161.5% (continued)
Illinois - 20.9% (continued)
Chicago II Wastewater, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,100,000		1,231,032
Chicago II Wasteworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,000,000		1,131,150
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2035	270,000		277,952
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2021	730,000	[c]	754,499
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	2,000,000		2,243,620
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000		1,040,580
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000		1,267,700
Illinois, GO, Ser. C	5.00	11/1/2029	2,800,000		2,902,592
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University)	5.00	8/1/2047	1,350,000		1,419,700
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	2,500,000		2,456,075
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,351,050
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	1,500,000		1,512,330
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	2,000,000	[c]	2,111,780
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,500,000		1,552,275
Tender Option Bond Trust Receipts (Series 2016-XM0378), (Greater Chicago Metropolitan Water Reclamation District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	0.45	12/1/2032	2,500,000	[a,d,e]	2,621,381
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	1.17	10/1/2040	7,000,000	[a,d,e]	8,133,142

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 161.5% (continued)
Illinois - 20.9% (continued)
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.13	4/1/2036	1,000,000		1,032,080
				37,957,082
Indiana - .7%
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000		1,210,490
Kentucky - .6%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	1,000,000		1,170,550
Louisiana - 4.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	1,000,000		966,030
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	0.95	7/1/2047	6,320,000	[a,d,e]	7,339,448
				8,305,478
Maine - .7%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	1,250,000		1,337,887
Maryland - 2.1%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000		1,607,100
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	0.94	7/1/2042	2,000,000	[a,d,e]	2,199,330
					3,806,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 161.5% (continued)
Massachusetts - 7.2%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health Obligated Group) Ser. A	4.00	6/1/2049	1,500,000		1,554,030
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2044	1,810,000		1,940,953
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	950,000		1,121,884
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	7.25	1/1/2021	600,000	[c]	626,676
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	7.25	1/1/2021	900,000	[c]	940,014
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	1,090,000		1,156,981
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	4.00	7/1/2044	1,500,000		1,602,075
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	0.50	5/1/2043	3,695,009	[a,d,e]	4,119,834
					13,062,447
Michigan - 4.3%
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2036	3,000,000		3,133,470
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,500,000		1,567,695
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	500,000		561,170
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	-2.81	11/15/2050	2,440,000	[a,d,e]	2,524,644
					7,786,979

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 161.5% (continued)
Minnesota - 1.4%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,000,000	1,130,840
St. Paul Housing & Redevelopment Authority, Revenue Bonds, Refunding (HealthEast Care System Obligated Group Project)	5.00	11/15/2025	1,200,000	[c] 1,444,176
				2,575,016
Mississippi - 1.1%
Warren County, Revenue Bonds (International Paper Project) Ser. A	5.38	12/1/2035	2,000,000	2,050,220
Missouri - 1.6%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Obligated Group Projects) Ser. B	2.88	2/1/2022	1,000,000	862,030
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group Projects)	5.00	2/1/2046	2,000,000	2,041,400
				2,903,430
Nebraska - .6%
Douglas County Hospital Authority No. 2, Revenue Bonds (Childrens Hospital Obligation Group)	5.00	11/15/2036	1,000,000	1,191,860
Nevada - 1.5%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,250,000	1,343,512
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.13	6/1/2058	1,250,000	1,385,512
				2,729,024
New Jersey - 6.8%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000	1,086,100
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2040	1,180,000	1,235,401
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2025	70,000	[c] 84,295

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 161.5% (continued)
New Jersey - 6.8% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,250,000		1,300,850
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000		2,134,980
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,000,000		1,059,830
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,000,000		1,035,700
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	1,250,000		1,280,638
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	3,000,000		3,088,470
				12,306,264
New Mexico - 1.6%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. D	5.90	6/1/2040	3,000,000		3,004,830
New York - 10.0%
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2028	1,500,000		1,577,490
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,435,000		1,449,780
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[f]	2,054,080
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	1,500,000		1,522,740
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal Project)	6.00	12/1/2036	1,500,000		1,541,880
Tender Option Bond Trust Receipts (Series 2016-XM0436), (New York City Municipal Water Finance Authority, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	0.81	6/15/2044	7,400,000	[a,d,e]	7,802,782

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 161.5% (continued)
New York - 10.0% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0826), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-recourse, Underlying Coupon Rate (%) 4.00	0.01	11/15/2046	2,070,000	[a,d,e]	2,158,358
					18,107,110
North Carolina - 2.8%
Tender Option Bond Trust Receipts (Series 2016-XM0444), (North Carolina Medical Care Commission, Revenue Bonds (Duke University Health System)) Recourse, Underlying Coupon Rate (%) 5.00	-0.62	6/1/2042	5,000,000	[a,d,e]	5,030,260
Ohio - 1.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	1,000,000		1,073,400
Butler County, Revenue Bonds	5.50	11/1/2020	450,000	[c]	461,394
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2057	1,000,000		1,035,060
				2,569,854
Pennsylvania - 6.5%
Allentown City School District, GO, Refunding (Insured; Build American Mutual) Ser. B	5.00	2/1/2032	1,255,000		1,570,545
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2042	1,000,000		1,071,290
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000		1,023,700
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	2,000,000		2,083,860
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,500,000		1,534,815
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2046	1,000,000		1,165,560
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000		1,219,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 161.5% (continued)
Pennsylvania - 6.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse, Underlying Coupon Rate (%) 5.00	1.61	6/1/2041	2,000,000	[a,d,e]	2,071,260
					11,740,480
Rhode Island - .3%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	500,000		607,280
South Carolina - 6.3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		1,031,430
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	2.25	12/1/2043	4,800,000	[a,d,e]	5,195,696
Tobacco Settlement Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000		5,189,250
					11,416,376
Tennessee - 1.2%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	0.97	7/1/2040	2,000,000	[a,d,e]	2,195,460
Texas - 12.3%
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000		1,019,900
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2052	4,000,000	[f]	1,082,200
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,300,000		1,346,163
North Texas Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.13	6/1/2022	2,000,000	[c]	2,156,880

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 161.5% (continued)
Texas - 12.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	1.18	2/1/2043	6,300,000	[a,d,e]	6,797,920
Tender Option Bond Trust Receipts (Series 2016-XM0443), (Texas A&M University System Board of Regents, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	-0.63	5/15/2039	5,002,755	[a,d,e]	5,025,815
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2055	1,000,000		1,056,640
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,200,000		1,270,656
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	2,500,000		2,681,475
					22,437,649
U.S. Related - 1.3%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,250,000		1,261,538
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000		1,062,420
				2,323,958
Utah - 1.4%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2031	860,000		1,081,132
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2040	1,500,000		1,556,820
				2,637,952
Virginia - 1.2%
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	2,000,000		2,182,380
Washington - 10.8%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		1,050,970

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 161.5% (continued)
Washington - 10.8% (continued)
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	2.74	1/1/2029	3,000,000	[a,d,e] 3,086,190
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	2.73	7/1/2058	13,000,000	[a,d,e] 15,433,405
				19,570,565
Total Long-Term Municipal Investments (cost $281,680,666)				293,449,778
	Annualized Yield (%)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $249,852)	1.44	4/16/2020	250,000	[g,h] 249,993
Total Investments (cost $283,441,408)			162.6%	295,429,151
Liabilities, Less Cash and Receivables			(46.0%)	(83,543,471)
Preferred Stock, at redemption value			(16.6%)	(30,225,000)
Net Assets Applicable to Common Shareholders			100.0%	181,660,680

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $134,888,538 or 74.25% of net assets.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Held by a counterparty for open exchange traded derivative contracts.

h Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
General	26.5
Education	25.4
Medical	22.6
Water	15.3
Airport	13.6
Transportation	11.0
Prerefunded	8.5
General Obligation	7.4
Utilities	6.8
Tobacco Settlement	6.4
Nursing Homes	5.0
Development	4.8
Power	4.2
Pollution	1.7
Multifamily Housing	1.0
School District	.9
Single Family Housing	.8
Student Loan	.6
Government	.1
162.6

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EFFE	Effective Federal Funds Rate	EURIBOR	Euro Interbank Offered Rate
FCPR	Farm Credit Prime Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	OBFR	Overnight Bank Funding Rate
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF FUTURES
March 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Long Bond	13	6/19/2020	2,623,947	2,884,375	(260,428)
Gross Unrealized Depreciation				(260,428)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	283,441,408	295,429,151
Cash		704,849
Interest receivable		4,032,299
Receivable for investment securities sold		1,007,360
Receivable for futures variation margin—Note 3		42,250
Prepaid expenses		19,527
		301,235,436
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		132,842
Payable for floating rate notes issued—Note 3		86,717,347
Payable for investment securities purchased		1,738,576
Interest and expense payable related to floating rate notes issued—Note 3		580,963
Dividends payable to Preferred Shareholders		42,840
Commissions payable—Note 1		36,819
Directors’ fees and expenses payable		18,362
Other accrued expenses		82,007
		89,349,756
Auction Preferred Stock, Series A and B, par value $.001 per share (1,209 shares issued and outstanding at $25,000 per share liquidation preference)—Note 1		30,225,000
Net Assets Applicable to Common Shareholders ($)		181,660,680
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (20,748,492 shares issued and outstanding)		20,748
Paid-in capital		179,277,015
Total distributable earnings (loss)		2,362,917
Net Assets Applicable to Common Shareholders ($)		181,660,680

Shares Outstanding
(110 million shares authorized)	20,748,492
Net Asset Value Per Share of Common Stock ($)	8.76

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	6,174,316
Expenses:
Management fee—Note 2(a)	781,399
Interest and expense related to floating rate notes issued—Note 3	844,225
Commission fees—Note 1	45,073
Professional fees	33,844
Directors’ fees and expenses—Note 2(c)	20,341
Shareholders’ reports	17,941
Registration fees	10,000
Shareholder servicing costs	9,352
Chief Compliance Officer fees—Note 2(b)	4,010
Custodian fees—Note 2(b)	229
Miscellaneous	24,091
Total Expenses	1,790,505
Investment Income—Net	4,383,811
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(1,063,679)
Net realized gain (loss) on futures	(804,481)
Net Realized Gain (Loss)	(1,868,160)
Net change in unrealized appreciation (depreciation) on investments	(9,773,454)
Net change in unrealized appreciation (depreciation) on futures	(528,239)
Net Change in Unrealized Appreciation (Depreciation)	(10,301,693)
Net Realized and Unrealized Gain (Loss) on Investments	(12,169,853)
Dividends to Preferred Shareholders	(331,353)
Net (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(8,117,395)

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2020 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(15,626,307)
Proceeds from sales of portfolio securities	17,701,682
Net purchase (sales) of short-term securities	(1,225,330)
Dividends paid to Preferred Shareholders	(298,377)
Interest receivable	7,429,763
Paid to BNY Mellon Investment Adviser, Inc.	(782,903)
Operating expenses paid	(206,436)
Net Realized and Unrealized Gain (Loss) on futures†	(1,377,532)
Net Cash Provided (or Used) in Operating Activities		5,614,560
Cash Flows from Financing Activities ($):
Dividends paid to Shareholders	(4,336,378)
Interest and expense related to floating
rate notes issued paid	(820,357)
Net Cash Provided (or Used) in Financing Activities		(5,156,735)
Net Increase (Decrease) in cash		457,825
Cash at beginning of period††		247,024
Cash at end of period		704,849
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided (or Used) in Operating Activities ($):
Net (Decrease) in Net Assets Resulting From Operations		(8,117,395)
Adjustments to reconcile net (decrease) in net assets
applicable to Common Shareholder resulting from
operations to net cash provided (or Used) in operating activities ($):
Decrease in investments in securities at cost		1,216,108
Decrease in interest receivable		30,447
Increase in receivable for investment securities sold		(1,007,360)
Increase in prepaid expenses		(10,686)
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates		(1,504)
Increase in payable for investment securities purchased		1,738,576
Net change in unrealized appreciation (depreciation) on futures†		(573,051)
Increase in payable for floating rate notes issued		1,225,000
Interest and expense related to floating rate notes issued		844,225
Increase in dividends payable to Preferred Shareholders		32,976
Increase in Directors' fees and expense payable		11,355
Decrease in commissions payable and other accrued expenses		(42,224)
Net change in unrealized (appreciation) depreciation on investments		10,301,693
Net amortization of premiums on investments		(33,600)
Net Cash Provided (or Used) in Operating Activities		5,614,560
Supplemental Disclosure Cash Flow Information ($):
Non-cash financing activities:
Reinvestment of dividends		20,806

† Includes change in variation margin from beginning of period.
†† Includes deposits held as collateral by broker.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations ($):
Investment income—net	4,383,811	9,467,301
Net realized gain (loss) on investments	(1,868,160)	307,435
Net change in unrealized appreciation (depreciation) on investments	(10,301,693)	9,265,784
Dividends to Preferred Shareholders	(331,353)	(799,608)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(8,117,395)	18,240,912
Distributions ($):
Distributions to Common Shareholders	(4,357,184)	(8,713,439)
Capital Stock Transactions ($):
Distributions reinvested	20,806	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	20,806	-
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	(12,453,773)	9,527,473
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	194,114,453	184,586,980
End of Period	181,660,680	194,114,453
Capital Share Transactions (Common Shares):
Shares issued for distributions reinvested	2,211	-
Net Increase (Decrease) in Shares Outstanding	2,211	-

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and, with respect to common stock, market price data for the fund’s common shares.

Six Months Ended March 31, 2020		Year Ended September 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	9.36	8.90	9.35	9.84	9.54	9.68
Investment Operations:
Investment income-net[a]	.21	.46	.50	.52	.52	.55
Net realized and unrealized gain (loss) on investments	(.62)	.46	(.52)	(.49)	.33	(.06)
Dividends to Preferred Shareholders from investment income—net	.02	(.04)	(.04)	(.03)	(.01)	(.00)[b]
Total from Investment Operations	(.39)	.88	(.06)	-	.84	.49
Distributions to Common Shareholders:
Dividends from investment income-net	(.21)	(.42)	(.44)	(.49)	(.54)	(.63)
Net asset value resulting from Auction Preferred Stock tendered as a discount	-	-	.05	-	-	-
Net asset value, end of period	8.76	9.36	8.90	9.35	9.84	9.54
Market value, end of period	8.22	9.35	7.83	9.13	9.60	9.45
Total Return (%)[c]	(9.99)[d]	25.58	(9.55)	.44	7.39	11.15

Six Months Ended March 31, 2020		Year Ended September 30,
(Unaudited)		2019	2018	2017	2016	2015
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[e]	1.86[f]	1.89	1.75	1.48	1.33	1.25
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[e]	.87[f]	.90	.60	.37	.20	.16
Ratio of net investment income to average net assets applicable to Common Stock[e]	4.54[f]	5.04	5.46	5.57	5.35	5.70
Ratio of total expenses to total average net assets	1.60[f]	1.63	1.45	1.18	1.07	1.00
Ratio of interest and expense related to floating rate notes issued to total average net assets	.76[f]	.78	.50	.29	.16	.13
Ratio of net investment income to total average net assets	3.93[f]	4.34	4.52	4.43	4.29	4.56
Portfolio Turnover Rate	7.87[d]	31.62	17.70	12.49	11.66	11.17
Asset Coverage of Preferred Stock, end of period	701	742	711	488	508	495
Net Assets applicable to Common Shareholders, end of period ($ x 1,000)	181,661	194,114	184,587	194,063	204,069	197,727
Preferred Stock Outstanding, end of period ($ x 1,000)	30,225	30,225	30,225	50,000	50,000	50,000
Floating Rate Notes Outstanding, end of period ($ x 1,000)	86,717	85,492	74,682	51,742	46,492	51,492

a Based on average common shares outstanding.

b Amount represents less than $.01 per share.

c Calculated based on market value.

d Not annualized.

e Does not reflect the effect of dividends to Preferred Shareholders.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Municipal Income, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE American”) under the ticker symbol DMF.

The fund has outstanding 616 Series A shares and 593 Series B shares, Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as the Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Nathan Leventhal and Benaree Pratt Wiley as directors to be elected by the holders of APS.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-

Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities, excluding short-term investment (other than U.S. Treasury Bills) and futures are valued each business day by an independent

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,729,380	-	1,729,380
Municipal Securities	-	293,449,778	-	293,449,778
U.S. Treasury Securities	-	249,993	-	249,993
Liabilities ($)
Floating Rate Notes††	-	(86,717,347)	-	(86,717,347)
Other Financial Instruments:
Futures†††	(260,428)	-	-	(260,428)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On March 30, 2020, the Board declared a cash dividend of $.035 per share from investment income-net, payable on April 30, 2020 to Common Shareholders of record as of the close of business on April 15, 2020. The ex-dividend date was April 14, 2020.

(e) Dividends and distributions to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of March 31, 2020, for each Series of APS were as follows: Series A–7.275% and Series B–8.595%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2020 for each Series of APS were as follows: Series A–2.229% and Series B–2.155%.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $7,281,976 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2019. The fund has $3,426,355 of short-term capital losses and $3,855,621 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2019 was as follows: tax-exempt income $9,513,047. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .70% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the fund, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, the amount of such excess to the extent required by state law. During the period ended March 31, 2020, there was no expense reimbursement pursuant to the Agreement.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

March 31, 2020, the fund was charged $229 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

During the period ended March 31, 2020, the fund was charged $4,010 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $127,613, custodian fees of $3,232 and Chief Compliance Officer fees of $1,997.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and futures, during the period ended March 31, 2020, amounted to $17,329,845 and $18,128,989, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2020 was approximately $86,432,975, with a related weighted average annualized interest rate of 1.95%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2020 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2020:

Average Market Value ($)
Interest rate futures	7,266,089

At March 31, 2020, accumulated net unrealized appreciation on investments was $11,727,315, consisting of $15,124,460 gross unrealized appreciation and $3,397,145 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

OFFICERS AND DIRECTORS
BNY Mellon Municipal Income, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Francine J. Bovich	Robert Salviolo
J. Charles Cardona	Robert Svagna
Gordon J. Davis†	Chief Compliance Officer
Andrew J. Donohue	Joseph W. Connolly
Isabel P. Dunst
Nathan Leventhal††	Portfolio Managers
Robin A. Melvin	Daniel A. Rabasco
Roslyn M. Watson	Jeffrey B. Burger
Benaree Pratt Wiley††
† Interested Board Member
†† Elected by APS Holders	Adviser
Officers	BNY Mellon Investment Adviser, Inc.
President	Custodian
Renee-Laroche-Morris	The Bank of New York Mellon
Chief Legal Officer	Counsel
Bennett A. MacDougall	Proskauer Rose LLP
Vice President and Secretary	Transfer Agent,
James Bitetto	Dividend Disbursing Agent
Vice Presidents and Assistant Secretaries	and Registrar
Sonalee Cross	Computershare Inc.
Deirdre Cunnane	(Common Stock)
Sarah S. Kelleher	Deutsche Bank Trust Company America
Jeff Prusnofsky	(Auction Preferred Stock)
Peter M. Sullivan	Stock Exchange Listing
Amanda Quinn	NYSE American Symbol: DMF
Natalya Zelensky	Initial SEC Effective Date
Vice President	10/21/88
David DiPetrillo	Auction Agent
Treasurer	Deutsche Bank Trust Company America
James Windels	(Auction Preferred Stock)
Assistant Treasurers
Gavin C. Reilly
Robert S. Robol

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading
“Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon Municipal Income, Inc.
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Registrar (Common Stock)
Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)
Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	DMF

For more information about the fund, visit https://im.bnymellon.com/us/en/products/closed-end-funds.jsp. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0424SA0320

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Income, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      May 26, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      May 26, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)